SUBSEQUENT EVENTS (Narrative) (Details) $ / shares in Units, $ in Millions				1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 03, 2023 CAD ($)	Jul. 05, 2023 CAD ($)	Jul. 05, 2023 USD ($)	Mar. 31, 2023 $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jan. 31, 2023 USD ($) shares	Jan. 06, 2023 USD ($)	Dec. 31, 2021 USD ($) shares
Subsequent Event [Line Items]
Number of restricted shares forfeited					4,000
Number of options share forfeited					51,432
Minimum price | $								$ 1
Issued Common Shares					6,859	6,776			65,517
Common stock value | $					$ 0	$ 0			$ 0
Stock options exercisable price per share | $ / shares				$ 0.35
Stock options expiration term				10 years
Options exercised shares						200
Number of common shares exchanged						200
Settlement Agreement [Member]
Subsequent Event [Line Items]
Issued Common Shares							325,000
Common stock value | $							$ 100,000
Subsequent Event [Member] | Share Purchase Agreement [Member] | Lisan Farma Colombia LLC [Member]
Subsequent Event [Line Items]
Purchase price	$ 0.5	$ 0.8	$ 600,000
Vest In One Year [Member]
Subsequent Event [Line Items]
Number of restricted shares vested				675,000
Vest In Three Years [Member]
Subsequent Event [Line Items]
Number of restricted shares vested				365,000
Board of Directors [Member]
Subsequent Event [Line Items]
Restricted units granted, shares				1,040,000
Number of options, granted				100,000